Share Capital	12 Months Ended
Mar. 31, 2021
Disclosure of Share Capital Explanatory [Abstract]
Share Capital
20. Share Capital

	For the Year Ended March 31, 2021			For the Year Ended March 31, 2020
	Number	Amount		Number	Amount
Authorized share capital	240,000,000	Rs.	1,200	240,000,000	Rs.	1,200
Fully paid up share capital
Opening number of equity shares/share capital	166,172,082	Rs.	831	166,065,948	Rs.	830
Add: Equity shares issued pursuant to employee stock option plan (1)	129,149		1	106,134		1
Closing number of equity shares/share capital	166,301,231	Rs.	832	166,172,082	Rs.	831
Treasury shares (2)	575,201	Rs.	1,967	395,950	Rs.	1,006

(1)	During the years ended March 31, 2021 and 2020, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2002 and the Dr. Reddy’s Employees Stock Option Scheme, 2007. The options exercised had an exercise price of Rs.5, Rs.2,607 or Rs.2,814 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the "share based payment reserve”was transferred to“share premium” in the consolidated statements of changes in equity.
(2)	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2021 and 2020, an aggregate of 85,250 and 1,150 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607 or Rs.2,814 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “share premium” in the consolidated statements of changes in equity.In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “share premium”. As of March 31, 2021 and 2020, the ESOS Trust had outstanding 575,201 and 395,950 shares, respectively, which it purchased from the secondary market for an aggregate consideration of Rs.1,967 and Rs.1,006, respectively. Refer to Note 29 of these consolidated financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.

The Company has only one class of equity shares having a par value of Rs.5 per share. For all matters submitted to vote in a shareholders meeting of the Company, every holder of an equity share, as reflected in the records of the Company as on the record date set for the shareholders meeting, shall have one vote in respect of each share held.

Should the Company declare and pay any dividends, such dividends will be paid in Indian rupees to each holder of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date. Indian law on foreign exchange governs the remittance of dividends outside India.

In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date
.

Final dividends on equity shares (including dividend tax on distribution of such dividends, if any) are recorded as a liability on the date of their approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the Company’s Board of Directors. The details of dividends paid by the Company are as follows:

	For the Year Ended March 31,
	2021		2020		2019
Dividend per share (in absolute Rs.)	Rs.	25	Rs.	20	Rs.	20
Dividend distribution tax on the dividend paid		-		602		682
Dividend paid during the year		4,147		3,314		3,320

Proposed dividend

At the Company’s Board of Directors’ meeting held on May 14, 2021, the Board proposed a dividend of Rs.25 per share and aggregating to Rs.4,158, which is subject to the approval of the Company’s shareholders.